Document and Entity Information	Oct. 19, 2026
Cover [Abstract]
Entity Registrant Name	SILGAN HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0000849869
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-41459
Entity Tax Identification Number	06-1269834
Entity Address, Address Line One	601 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(203)
Local Phone Number	975-7110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SLGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false